AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 93.6%
Affiliated Mutual Fund — 88.5%
Fixed Income
AST Target Maturity Central Portfolio* (cost $71,096,866)(wa)	7,329,317	$69,408,629

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k) — 5.1%
U.S. Treasury Notes
4.250%	12/31/24	4,050	3,994,629
(cost $4,010,062)

Total Long-Term Investments (cost $75,106,928)				73,403,258

	Shares
Short-Term Investment — 5.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,448,718)(wa)	4,448,718	4,448,718

TOTAL INVESTMENTS—99.3% (cost $79,555,646)		77,851,976

Other assets in excess of liabilities(z) — 0.7%		509,460

Net Assets — 100.0%		$78,361,436

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CME	Chicago Mercantile Exchange
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
76	3 Month CME SOFR	Jun. 2024	$17,978,750	$(31,489)
101	2 Year U.S. Treasury Notes	Dec. 2023	20,473,805	(50,628)
				(82,117)
Short Positions:
194	5 Year U.S. Treasury Notes	Dec. 2023	20,439,720	179,729
93	10 Year U.S. Treasury Notes	Dec. 2023	10,049,813	157,435
58	10 Year U.S. Ultra Treasury Notes	Dec. 2023	6,470,625	188,199
75	20 Year U.S. Treasury Bonds	Dec. 2023	8,533,594	427,605
49	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	5,815,688	412,425
				1,365,393
				$1,283,276
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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